Property and Equipment, Net (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Property and Equipment, Net [Abstract]
Depreciation expenses	$ 706,691	$ 90,978	$ 1,167,514	$ 1,403,267